[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                 August 8, 2001




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Western Asset Funds, Inc.
                  1933 Act File No. 33-34929
                  1940 Act File No. 811-06110

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Statement of Additional Information with respect to the above-referenced funds does not differ from that filed in Post-Effective Amendment No. 23 that was filed electronically on July 18, 2001.

                                       Very truly yours,

                                       WESTERN ASSET FUNDS, INC.



                                       By: /s/ James W. Hirschmann
                                           ------------------------------------
                                           James W. Hirschmann
                                           President

MRD:kms